Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000153333
Shareholder Report [Line Items]
Fund Name	Athena Behavioral Tactical Fund
Class Name	Class I Shares
Trading Symbol	ATVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-653-0575
Additional Information Website	www.atvfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$111	1.26%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,987,060
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,987,060
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	234%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra Russell2000	99.0%
First American Treasury Obligations Fund, Class X	0.7%
Fidelity Treasury Portfolio, Class I	0.3%